IPO Related Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
IPO Related Expenses [Abstract]
IPO related expenses	Note 8. IPO related expenses
	Consolidated
	December 2024	December 2023
	$	$
Legal fees	54,781	—
Consultant fees	526,227	—
Audit fees	—	102,941
NASDAQ Listing fee	56,586	—
	637,594	102,941
Note 10. IPO related expenses
	Consolidated
	30 June 2024	30 June 2023
	$	$
Legal fees	50,704	75,204
Consultant fees	14,122	14,152
Audit fees	101,978	188,963
	166,804	278,319